Submission	Sep. 13, 2024
Submission [Line Items]
Central Index Key	0000879101
Registrant Name	KIMCO REALTY CORP
Registration File Number	333-269102
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES